NOMURA PARTNERS FUNDS, INC.

ASIA PACIFIC EX JAPAN FUND

GLOBAL EQUITY INCOME FUND

GLOBAL EMERGING MARKETS FUND

INTERNATIONAL GROWTH EQUITY FUND

INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED NOVEMBER 2, 2010,

TO THE PROSPECTUS DATED JANUARY 28, 2010

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus dated January 28, 2010.

The “Annual Fund Operating Expenses” table for Asia Pacific ex Japan Fund on page 5 is replaced by the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses**	8.76%	10.16%	8.75%

Total Annual Fund Operating Expenses	10.11%	12.26%	9.85%

Fee Waiver and Expense Reimbursement***	(8.36)%	(9.76)%	(8.35)%

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement***	1.75%	2.50%	1.50%

**	Other Expenses have been restated to reflect current fees and do not include offering and organizational expenses incurred during the most recent period. If they had been included, other expense would be 12.84%.
***	Effective November 1, 2010, the Fund’s advisor, Nomura Asset Management U.S.A. Inc. (NAM USA) has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.50% (excluding Distribution and Service (12b-1) Fees, interest expense and certain other expenses) until January 28, 2012. Previously, the operating expense limit was 1.60%. The Fund may have to repay NAM USA some of these waivers and reimbursements within three years.

The “Expense Examples” table for Asia Pacific ex Japan Fund on page 5 is replaced by the following:

	If you did not redeem your Shares			If you redeemed your Shares
	Share Class			Share Class
	Class A	Class C	Class I	Class A	Class C	Class I
1-Year	$743	$253	$153	$743	$253	$153
3-Year	$2,612	$2,587	$2,095	$2,612	$2,587	$2,095
5-Year	$4,294	$4,595	$3,853	$4,294	$4,595	$3,853
10-Year	$7,803	$8,470	$7,552	$7,803	$8,470	$7,552

The “Annual Fund Operating Expenses” table for Global Equity Income Fund on page 17 is replaced by the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses**	10.34%	10.26%	10.36%

Total Annual Fund Operating Expenses	11.49%	12.16%	11.26%

Fee Waiver and Expense Reimbursement***	(9.99)%	(9.91)%	(10.01)%

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement***	1.50%	2.25%	1.25%

**	Other Expenses have been restated to reflect current fees and do not include offering and organizational expenses incurred during the most recent period. If they had been included, other expense would be 15.19%.
***	Effective November 1, 2010, NAM USA has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.25% (excluding Distribution and Service (12b-1) Fees, interest expense and certain other expenses) until January 28, 2012. Previously, the operating expense limit was 1.50%. The Fund may have to repay NAM USA some of these waivers and reimbursements within three years.

The “Expense Examples” table for Global Equity Income Fund on page 17 is replaced by the following:

	If you did not redeem your Shares			If you redeemed your Shares
	Share Class			Share Class
	Class A	Class C	Class I	Class A	Class C	Class I
1-Year	$719	$228	$127	$719	$228	$127
3-Year	$2,817	$2,551	$2,320	$2,817	$2,551	$2,320
5-Year	$4,652	$4,553	$4,246	$4,652	$4,553	$4,246
10-Year	$8,293	$8,431	$8,102	$8,293	$8,431	$8,102

The “Annual Fund Operating Expenses” table for Global Emerging Markets Fund on page 21 is replaced by the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses**	9.62%	10.10%	8.06%

Total Annual Fund Operating Expenses	11.07%	12.30%	9.26%

Fee Waiver and Expense Reimbursement***	(9.22)%	(9.70)%	(7.66)%

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement***	1.85%	2.60%	1.60%

**	Other Expenses have been restated to reflect current fees and do not include offering and organizational expenses incurred during the most recent period. If they had been included, other expense would be 12.13%.
***	Effective November 1, 2010, NAM USA has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding Distribution and Service (12b-1) Fees, interest expense and certain other expenses) until January 28, 2012. Previously, the operating expense limit was 1.70%. The Fund may have to repay NAM USA some of these waivers and reimbursements within three years.

The “Expense Examples” table for Global Emerging Markets Fund on page 21 is replaced by the following:

	If you did not redeem your Shares			If you redeemed your Shares
	Share Class			Share Class
	Class A	Class C	Class I	Class A	Class C	Class I
1-Year	$752	$263	$163	$752	$263	$163
3-Year	$2,776	$2,602	$1,997	$2,776	$2,602	$1,997
5-Year	$4,562	$4,612	$3,678	$4,562	$4,612	$3,678
10-Year	$8,159	$8,485	$7,293	$8,159	$8,485	$7,293

The “Annual Fund Operating Expenses” table for International Growth Equity Fund on page 29 is replaced by the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees**	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses***	13.02%	12.96%	13.04%

Total Annual Fund Operating Expenses	14.32%	15.01%	14.09%

Fee Waiver and Expense Reimbursement****	(12.62)%	(12.56)%	(12.64)%

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement****	1.70%	2.45%	1.45%

**	Management fees and the expense cap have been restated to reflect current agreements. On June 29, 2009 the management fees were changed from 1.55% to 1.05% and the expense cap was changed from 1.90% to 1.50%.
***	Other Expenses have been restated to reflect current fees and do not include offering and organizational expenses incurred during the most recent period. If they had been included, other expense would be 19.45%.
****	Effective November 1, 2010, NAM USA has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.45% (excluding Distribution and Service (12b-1) Fees, interest expense and certain other expenses) until January 28, 2012. Previously, the operating expense limit was 1.50%. The Fund may have to repay NAM USA some of these waivers and reimbursements within three years.

The “Expense Examples” table for International Growth Equity Fund on page 29 is replaced by the following:

	If you did not redeem your Shares			If you redeemed your Shares
	Share Class			Share Class
	Class A	Class C	Class I	Class A	Class C	Class I
1-Year	$738	$248	$148	$738	$248	$148
3-Year	$3,272	$3,026	$2,807	$3,272	$3,026	$2,807
5-Year	$5,356	$5,276	$5,004	$5,356	$5,276	$5,004
10-Year	$9,087	$9,203	$8,971	$9,087	$9,203	$8,971

The “Annual Fund Operating Expenses” table for International Equity Fund on page 33 is replaced by the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses**	8.57%	9.82%	8.59%

Acquired Funds Fees and Expenses	0.60%	0.60%	0.60%

Total Annual Fund Operating Expenses	10.27%	12.27%	10.04%

Fee Waiver and Expense Reimbursement***	(8.62)%	(9.87)%	(8.64)%

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement***	1.65%	2.40%	1.40%

**	Other Expenses have been restated to reflect current fees and do not include offering and organizational expenses incurred during the most recent period. If they had been included, other expense would be 13.33%.
***	Effective November 1, 2010, NAM USA has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.40% (excluding Distribution and Service (12b-1) Fees, interest expense and certain other expenses) until January 28, 2012. Previously, the operating expense limit was 1.50%. The Fund may have to repay NAM USA some of these waivers and reimbursements within three years.

The “Expense Examples” table for International Equity Fund on page 33 is replaced by the following:

	If you did not redeem your Shares			If you redeemed your Shares
	Share Class			Share Class
	Class A	Class C	Class I	Class A	Class C	Class I
1-Year	$733	$243	$143	$733	$243	$143
3-Year	$2,630	$2,581	$2,120	$2,630	$2,581	$2,120
5-Year	$4,332	$4,591	$3,902	$4,332	$4,591	$3,902
10-Year	$7,862	$8,469	$7,628	$7,862	$8,469	$7,628

The following disclosure replaces similar language within “Management of the Funds” beginning page 68 of the prospectus:

Asia Pacific ex Japan Fund

For its services as investment advisor, NAM USA will receive a monthly fee equal on an annual basis to 1.10% of the first $1.0 billion of average daily net assets of the Asia Pacific ex Japan Fund, 1.00% of average daily net assets in excess of $1.0 billion up to $2.0 billion, and 0.95% of average daily net assets in excess of $2.0 billion. In calculating average daily net assets of the Asia Pacific ex Japan Fund, net assets invested in other Funds that are series of the Corporation are excluded.

NAM USA has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) so that, on an annualized basis, expenses incurred by each class of shares of the Asia Pacific ex Japan Fund will not exceed 1.50% as a percentage of average daily net assets allocated to each such class, until January 28, 2012. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Asia Pacific ex Japan Fund that previously received a waiver or reimbursement from NAM USA are less than the expense limit for such share class, the applicable share class is required to repay NAM USA up to the amount of fees waived or expenses reimbursed under the agreement if NAM USA or an affiliate serves as the Asia Pacific ex Japan Fund’s investment advisor at such time.

The following disclosure replaces similar language within “Management of the Funds” beginning page 69 of the prospectus:

Global Equity Income Fund

For its services as investment advisor, NAM USA will receive a monthly fee equal on an annual basis to 0.90% of the first $500 million of average daily net assets of the Global Equity Income Fund, 0.85% of average daily net assets in excess of $500 million up to $1.0 billion, 0.80% of average daily net assets in excess of $1.0 billion up to $1.5 billion, 0.75% of average daily net assets in excess of $1.5 billion up to $2.0 billion, and 0.70% of average daily net assets in excess of $2.0 billion.

NAM USA has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) so that, on an annualized basis, expenses incurred by each class of shares of the Global Equity Income Fund will not exceed 1.25% as a percentage of average daily net assets allocated to each such class, until January 28, 2012. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Global Equity Income Fund that previously received a waiver or reimbursement from NAM USA are less than the expense limit for such share class, the applicable share class is required to repay NAM USA up to the amount of fees waived or expenses reimbursed under the agreement if NAM USA or an affiliate serves as the Global Equity Income Fund’s investment advisor at such time.

The following disclosure replaces similar language within “Management of the Funds” beginning page 69 of the prospectus:

Global Emerging Markets Fund

For its services as investment advisor, NAM USA will receive a monthly fee equal on an annual basis to 1.20% of the first $1.0 billion of average daily net assets of the Global Emerging Markets Fund, 1.10% of average daily net assets in excess of $1.0 billion up to $2.0 billion, and 1.00% of average daily net assets in excess of $2.0 billion.

NAM USA has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) so that, on an annualized basis, expenses incurred by each class of shares of the Global Emerging Markets Fund will not exceed 1.60% as a percentage of average daily net assets allocated to each such class, until January 28, 2012. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Global Emerging Markets Fund that previously received a waiver or reimbursement from NAM USA are less than the expense limit for such share class, the applicable share class is required to repay NAM USA up to the amount of fees waived or expenses reimbursed under the agreement if NAM USA or an affiliate serves as the Global Emerging Markets Fund’s investment advisor at such time.

The following disclosure replaces similar language within “Management of the Funds” beginning page 69 of the prospectus:

International Growth Equity Fund

For its services as investment advisor, NAM USA will receive a monthly fee equal on an annual basis to 1.05% of the first $1.0 billion of average daily net assets of the International Growth Equity Fund, 0.95% of average daily net assets in excess of $1.0 billion up to $2.0 billion, and 0.85% of average daily net assets in excess of $2.0 billion.

NAM USA has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expense, and certain other expenses) so that, on an annualized basis, expenses incurred by each class of shares of the International Growth Equity Fund will not exceed 1.45% as a percentage of average daily net assets allocated to each such class, until January 28, 2012. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the International Growth Equity Fund that previously received a waiver or reimbursement from NAM USA are less than the expense limit for such share class, the applicable share class is required to repay NAM USA up to the amount of fees waived or expenses reimbursed under the agreement if NAM USA or an affiliate serves as the International Growth Equity Fund’s investment advisor at such time.

The following disclosure replaces similar language within “Management of the Funds” beginning page 70 of the prospectus:

International Equity Fund

For its services as investment advisor, NAM USA will receive a monthly fee equal on an annual basis to 0.85% of average daily net assets of the International Equity Fund. In calculating average daily net assets of the International Equity Fund, net assets invested in other Funds that are series of the Corporation are excluded.

NAM USA has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) so that, on an annualized basis, expenses incurred by each class of shares of the International Equity Fund will not exceed 1.40% as a percentage of average daily net assets allocated to each such class, until January 28, 2012. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the International Equity Fund that previously received a waiver or reimbursement from NAM USA are less than the expense limit for such share class, the applicable share class is required to repay NAM USA up to the amount of fees waived or expenses reimbursed under the agreement if NAM USA or an affiliate serves as the International Equity Fund’s investment advisor at such time.

INVESTMENT COMPANY ACT FILE NO: 811-01090

NOMURA PARTNERS FUNDS, INC.

ASIA PACIFIC EX JAPAN FUND

GLOBAL EQUITY INCOME FUND

GLOBAL EMERGING MARKETS FUND

INTERNATIONAL GROWTH EQUITY FUND

INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED NOVEMBER 2, 2010,

TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED JANUARY 28, 2010,

AS AMENDED AND RESTATED JUNE 1, 2010

This Supplement provides new and additional information beyond that which is contained in the SAI. Please keep this Supplement and read it together with the SAI dated January 28, 2010, as amended and restated June 1, 2010.

The following language replaces similar disclosure within the section “The Investment Advisor and The Sub-Advisors” on page 19 of the SAI:

With respect to Class A, Class C and Class I shares of each Fund, and with respect to Class S shares of The Japan Fund, NAM USA has agreed to waive its advisory fee and, if necessary, to reimburse other operating expenses of a Fund to the extent necessary to limit total annual operating expenses (excluding distribution and service (12b-1) fees, interest expense and certain other expenses), on an annualized basis, to 1.60% for The Japan Fund; to 1.50% for the Asia Pacific ex Japan Fund; 1.70% for the India Fund; 1.70% for the Greater China Fund; 1.25% for the Global Equity Income Fund; 1.60% for the Global Emerging Markets Fund; 1.60% for the Global Alpha Equity Fund; 1.45% for the International Growth Equity Fund; and 1.40% for the International Equity Fund, in each case as a percentage of average daily net assets allocated to each such class of shares of such Fund, until January 28, 2012. If, within three years following a waiver, the operating expenses of a share class of a Fund that previously received a waiver or reimbursement from NAM USA are less than the expense limit for such share class, the share class is required to repay NAM USA up to the amount of fees waived or expenses reimbursed under the agreement if NAM USA or an affiliate serves as such Fund’s investment advisor at such time.

INVESTMENT COMPANY ACT FILE NO: 811-01090

NOMURA PARTNERS FUNDS, INC.

GREATER CHINA FUND

(THE “FUND”)

SUPPLEMENT DATED NOVEMBER 2, 2010

TO THE PROSPECTUS DATED JANUARY 28, 2010

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus dated January 28, 2010.

•	Effective October 18, 2010, Ms. Annie Tse and Ms. Queeny Ho have joined the Fund’s management team.

•	References to Mr. Shen Xiao Min are hereby deleted from the Prospectus.

The disclosure and chart below replace similar disclosures contained within the section entitled “Portfolio Managers” on page 16 of the Prospectus:

Three individuals at NAM Hong Kong share primary responsibility for managing the Fund.

Portfolio Manager	Title	Service with NAM Hong Kong	Service with the Fund
Kingston Lee (Lead)	Director of Investments and Chief Portfolio Manager	2004	2008
Annie Tse	Assistant Portfolio Manager	2008	2010
Queeny Ho	Assistant Portfolio Manager	2009	2010

The disclosure and chart below replace similar disclosure following the caption “Greater China Fund” on page 72 of the Prospectus:

Three individuals at NAM Hong Kong have primary responsibility for managing the Greater China Fund.

Portfolio Managers	Since	Recent Professional Experience
Kingston Lee (Lead)	2008

Director of Investments and Chief Portfolio Manager at NAM Hong Kong since 2006. He joined NAM Hong Kong as a Senior Portfolio Manager in 2004. He previously was a Director and Head of Hong Kong and China Research at ING Asia Ltd. Prior to joining ING Asia Ltd. in 2003, he was a Director at Schroder Investments Hong Kong

Limited for about three years.

Annie Tse	2010	Assistant Portfolio Manager at NAM Hong Kong since 2008. Prior to joining NAM Hong Kong, she was an Investment Analyst with T&F Equities Limited in 2003 and an Assistant Fund Manager with Regent Paciific Group Limited in 2001.

Queeny Ho	2010	Assistant Portfolio Manager at NAM Hong Kong since 2009. Prior to joining NAM Hong Kong, she was an Assistant Fund Manager at Value Partners Hong Kong, assisting senior fund managers in the management of the China Convergence Fund and the China Mainland Focus Fund. She started her career with Value Partners in 2004 where she joined as an Analyst responsible for diversified stock coverage primarily in the Greater China region.

INVESTMENT COMPANY ACT FILE NO: 811-01090

NOMURA PARTNERS FUNDS, INC.

GREATER CHINA FUND

(THE “FUND”)

SUPPLEMENT DATED NOVEMBER 2, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

DATED JANUARY 28, 2010, AS AMENDED AND RESTATED JUNE 1, 2010.

This Supplement provides new and additional information beyond that which is contained in the SAI. Please keep this Supplement and read it together with the SAI dated January 28, 2010, as amended and restated June 1, 2010.

•	Effective October 18, 2010, Ms. Annie Tse and Ms. Queeny Ho have joined the Fund’s management team.

•	References to Mr. Shen Xiao Min are hereby deleted from the Prospectus.

The disclosure and chart below replace similar disclosures following the caption “Greater China Fund” within the section Portfolio Managers beginning on page 22 of the SAI:

Three portfolio managers of NAM Hong Kong are primarily responsible for the management of the Greater China Fund: Mr. Kingston Lee, Ms. Annie Tse and Ms. Queeny Ho.

Other Funds and Accounts Managed. The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which the Advisory Fee is Performance-Based
Names of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kingston Lee	0	$6 1,280,000,000	$1 435,000,000	0	0	0
Annie Tse*	0	0	0	0	0	0
Queeny Ho*	0	0	0	0	0	0

*	Information relating to Ms. Tse and Ms. Ho is provided as of October 18, 2010.

Securities Ownership of Portfolio Managers. As of October 18, 2010, the portfolio managers listed above did not own beneficially any securities issued by the Fund.

Portfolio Manager Compensation Structure. The portfolio managers receive a combination of base compensation and discretionary compensation consisting of a cash bonus. The methodology used to determine each portfolio manager’s compensation is applied across all accounts managed by the portfolio manager.

Base Salary Compensation. The portfolio managers receive fixed salary compensation based on their duties and performance. The amount of base salary is reviewed annually after completion of the formal performance appraisal process. In order to appraise the portfolio manager’s performance, certain measures are used, such as a review of his specialties and expertise, a review of his capabilities to achieve assigned duties and a review of his management and communication skills.

Discretionary Compensation. In addition to base compensation, the portfolio managers may receive discretionary compensation in the form of a cash bonus. The bonus, which is paid annually, is based on both quantitative and qualitative scores. Depending on the seniority of the staff, the method of calculation could vary. In general, the quantitative score is determined prior to payment based on the performance of each portfolio manager’s accounts, measured on a pre-tax basis for rolling three-year periods against the pre-determined benchmarks. In evaluating performance for the Fund, NAM Hong Kong will utilize the performance of the MSCI Golden Dragon Index as the benchmark. In general, quantitative scoring for purposes of the bonus comprises 60% of the performance appraisal measurement. The qualitative score is determined by analyzing the quality of the portfolio manager’s contribution to NAM Hong Kong. While the bonus can represent up to 100% or more of base salary, the NAM Hong Kong has indicated that cash bonuses typically represent approximately 20 to 40% of its portfolio managers’ aggregate cash compensation.

Potential Material Conflicts of Interest. Real, potential or apparent conflicts of interest may arise where a portfolio manager has day-to-day responsibilities with respect to more than one account. These conflicts include the following: (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of a portfolio manager’s time and attention among relevant accounts, and (iii) circumstances where NAM Hong Kong has an incentive fee arrangement or other interest with respect to one account than does not exist with respect to other accounts.

INVESTMENT COMPANY ACT FILE NO: 811-01090